Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 10,533	$ 23,659
Short-term deposit	529
Restricted deposit		296
Trade receivables	103	78
Inventory	2,275	2,857
Prepaid expenses and other receivables	744	1,240
Total current assets	14,184	28,130
NON-CURRENT ASSETS
Right of use assets	679	668
Property and equipment, net	1,513	1,356
Prepaid expenses and other long-term assets	34	34
Total non-current assets	2,226	2,058
TOTAL ASSETS	16,410	30,188
CURRENT LIABILITIES
Trade payables	502	714
Lease liabilities	223	167
Other current liabilities	3,146	3,455
Total current liabilities	3,871	4,336
NON-CURRENT LIABILITIES
Long term lease liabilities	376	430
Total non-current liabilities	376	430
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value; Authorized 2,500,000,000 shares; Issued and outstanding: 45,729,684 shares and 45,623,434 shares as of December 31, 2023 and December 31, 2022, respectively
Additional paid-in capital	102,224	100,831
Accumulated deficit	(90,061)	(75,409)
Total shareholders’ equity	12,163	25,422
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 16,410	$ 30,188